Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues	$ 390,229,672	$ 389,602,570	$ 388,332,920
Operating expenses
Brokerage and transaction	79,306,618	66,418,918	59,764,117
Technology and development	63,840,463	52,156,468	46,773,114
Marketing and branding	138,721,231	152,258,002	140,280,587
General and administrative	122,714,628	95,789,803	72,960,209
Total operating expenses	404,582,940	366,623,191	319,778,027
Other (income) expense, net	(2,302,693)	2,801,285	2,869,397
(Loss) income from continuing operations, before income taxes	(12,050,575)	20,178,094	65,685,496
Provision for income taxes	13,823,355	16,140,571	32,211,527
(Loss) income from continuing operations, net of tax	(25,873,930)	4,037,523	33,473,969
Income from discontinued operations, net of tax (Note 4)	2,691,778	1,784,465	16,603,657
Net (loss) income	(23,182,152)	5,821,988	50,077,626
Less net loss attributable to noncontrolling interest (Note 5)	(488,504)	(247,296)
Net (loss) income attributable to the Company	(22,693,648)	6,069,284	50,077,626
Preferred shares redemption value accretion	(495,088,038)	(340,080,000)	(51,409,749)
Net loss attributable to ordinary shareholders	(517,781,686)	(334,010,716)	(1,332,123)
Amounts attributable to ordinary shareholders
(Loss) income from continuing operations	(25,873,930)	4,037,523	33,473,969
Less loss from continuing operations attributable to noncontrolling interest	(488,504)	(247,296)
(Loss) income from continuing operations attributable to the Company	(25,385,426)	4,284,819	33,473,969
Preferred shares redemption value accretion	(495,088,038)	(340,080,000)	(51,409,749)
Loss from continuing operations attributable to ordinary shareholders	(520,473,464)	(335,795,181)	(17,935,780)
Income from discontinued operations attributable to ordinary shareholders	2,691,778	1,784,465	16,603,657
Net loss attributable to ordinary shareholders	$ (517,781,686)	$ (334,010,716)	$ (1,332,123)
Loss per share from continuing operations attributable to ordinary shareholders (Note 19)
Loss per share from continuing operations, Basic (in Dollars per share)	$ (3.75)	$ (2.43)	$ (0.13)
Loss per share from continuing operations, Diluted (in Dollars per share)	(3.75)	(2.43)	(0.13)
Income per share from discontinued operations attributable to ordinary shareholders
Income per share from discontinued operations, Basic (in Dollars per share)	0.02	0.01	0.12
Income per share from discontinued operations, Diluted (in Dollars per share)	0.02	0.01	0.12
Net loss attributable to ordinary shareholders
Basic net income (loss) per share (in Dollars per share)	(3.73)	(2.42)	(0.01)
Diluted net income (loss) per share (in Dollars per share)	$ (3.73)	$ (2.42)	$ (0.01)
Weighted-average shares outstanding
Basic weighted average shares outstanding (in Shares)	138,828,900	137,965,591	134,489,965
Diluted weighted average shares outstanding (in Shares)	138,828,900	137,965,591	134,489,965
Other comprehensive (loss) income, net of tax:
Change in cumulative foreign currency translation adjustment	$ (8,430,811)	$ 1,660,040	$ (3,551,836)
Other comprehensive (loss) income	(8,430,811)	1,660,040	(3,551,836)
Comprehensive (loss) income	(31,612,963)	7,482,028	46,525,790
Less comprehensive loss attributable to noncontrolling interest	(488,504)	(247,296)
Less foreign currency translation adjustment attributable to noncontrolling interest	(94,666)	(2,713)
Comprehensive loss attributable to ordinary shareholders	(526,117,831)	(332,347,963)	(4,883,959)
Equity and option order flow rebates
Revenues
Total revenues	197,069,562	192,232,715	278,981,134
Interest related income
Revenues
Total revenues	130,451,877	155,792,329	91,882,243
Handling charge income
Revenues
Total revenues	49,044,700	30,677,177	8,500,321
Other revenues
Revenues
Total revenues	13,663,533	10,900,349	$ 8,969,222
SK GROWTH OPPORTUNITIES CORPORATION
Operating expenses
General and administrative	2,437,346	2,151,130
Net (loss) income	3,168,393	8,144,369
Net (loss) income attributable to the Company	3,168,393	8,144,369
Other comprehensive (loss) income, net of tax:
Loss from operations	(2,437,346)	(2,151,130)
Other income (expense):
Fair value of shares issued pursuant to non-redemption agreement		(274,826)
Income from investments held in Trust Account	5,605,739	10,570,325
Total other income, net	5,605,739	10,295,499
Class A Ordinary Shares | SK GROWTH OPPORTUNITIES CORPORATION
Operating expenses
Net loss attributable to ordinary shareholders	2,076,972	6,509,905
Amounts attributable to ordinary shareholders
Net loss attributable to ordinary shareholders	$ 2,076,972	$ 6,509,905
Net loss attributable to ordinary shareholders
Basic net income (loss) per share (in Dollars per share)	$ 0.21	$ 0.31
Diluted net income (loss) per share (in Dollars per share)	$ 0.21	$ 0.31
Weighted-average shares outstanding
Basic weighted average shares outstanding (in Shares)	9,971,709	20,870,383
Diluted weighted average shares outstanding (in Shares)	9,971,709	20,870,383
Class B Ordinary Shares | SK GROWTH OPPORTUNITIES CORPORATION
Operating expenses
Net loss attributable to ordinary shareholders	$ 1,091,421	$ 1,634,464
Amounts attributable to ordinary shareholders
Net loss attributable to ordinary shareholders	$ 1,091,421	$ 1,634,464
Net loss attributable to ordinary shareholders
Basic net income (loss) per share (in Dollars per share)	$ 0.21	$ 0.31
Diluted net income (loss) per share (in Dollars per share)	$ 0.21	$ 0.31
Weighted-average shares outstanding
Basic weighted average shares outstanding (in Shares)	5,240,000	5,240,000
Diluted weighted average shares outstanding (in Shares)	5,240,000	5,240,000